PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES
2.	PRINCIPAL ACCOUNTING POLICIES
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
On March 18, 2021, the Company announced that the following proposed resolution submitted for shareholder approval has been adopted and approved as a special resolution at the Company’s extraordinary general meeting of shareholders: Each of the Company’s issued and unissued ordinary shares of a nominal or par value of US$0.01 each in the capital of the Company be and is hereby subdivided into eight (8) ordinary shares of a nominal or par value of US$0.00125 each in the capital of the Company, effective from March 18, 2021 (“Share Subdivision”). The Company also announced that, concurrently with the effectiveness of the Share Subdivision, the ratio of ADS to ordinary share will be adjusted from eight (8) ADSs representing one (1) ordinary share to one (1) ADS representing one (1) ordinary share (the “ADS Ratio Change”). The number of ordinary shares as disclosed in these consolidated financial statements are prepared on a basis after taking into account the effects of the Share Subdivision and the ADS Ratio Change and have been retrospectively adjusted accordingly.
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.
Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries. All significant transactions and balances between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
The Company applies the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for VIEs and their respective subsidiaries, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIEs’ subsidiaries:
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, formerly known as Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001

Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007

Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

The Company is
considered
the primary beneficiary of a VIE or VIEs’ subsidiary and consolidated the VIE or VIEs’ subsidiary if the Company had variable interests, that will absorb the entity’s expected losses
, receive the entity’s expected residual returns, or both.
Major variable interest entities and their subsidiaries
The Company conducts a part of its operations through a series of agreements with certain VIEs and VIEs’ subsidiaries as stated in above. These VIEs and VIEs’ subsidiaries are used solely to facilitate the Company’s participation in Internet content provision, advertising business, travel agency and air-ticketing
services in the People’s Republic of China (“PRC”) where foreign ownership is restricted. From 2015, the Company restructured its business lines to change some of its VIEs to its wholly owned subsidiaries, which carry out the businesses that are not foreign ownerships restricted.
Shanghai Ctrip Commerce is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip Commerce holds a telecommunications operation license and is primarily engaged in the provision of advertising business on the Internet website. Two senior officers of the Company collectively hold 100% of the equity interest in Shanghai Ctrip Commerce. The registered capital of Shanghai Ctrip Commerce was RMB900,000,000 as of December 31, 2021.
Shanghai Huacheng is a domestic company incorporated in Shanghai, the PRC. Shanghai Huacheng holds a travel agency operation license and mainly provides domestic, inbound and outbound tour services and air-ticketing
services. Shanghai Ctrip Commerce holds 100% of the equity interest in Shanghai Huacheng. The registered capital of Shanghai Huacheng was RMB100,000,000 as of December 31, 2021.
Chengdu Ctrip is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip holds a domestic travel agency license and is engaged in the provision of air-ticketing
service. Two senior officers of the Company hold 100% of the equity interest in Chengdu Ctrip. The registered capital of Chengdu Ctrip was RMB500,000,000 as of December 31, 2021.
Qunar Beijing is a domestic company incorporated in Beijing, the PRC. Qunar Beijing holds various licenses for domestic and cross-border business of Qunar. Two senior officers of the Company hold 100% of the equity interest in Qunar Beijing. The registered capital of Qunar Beijing was RMB11,000,000 as of December 31, 2021.
The capital injected by senior officers or senior officer’s family member are funded by the Company and are recorded as long-term business loans to related parties. The Company does not have any ownership interest in these VIEs and VIEs’ subsidiaries.
As of December 31, 2021, the Company has various agreements with its consolidated VIEs and VIEs’ subsidiaries, including loan agreements, exclusive technical consulting and services agreements, share pledge agreements, exclusive option agreements and other operating agreements.
Details of certain key agreements with the VIEs are as follows:
Powers of Attorney:
Each of the shareholders of the Company’s consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang, signed an irrevocable power of attorney to appoint Ctrip Travel Network or Ctrip Travel Information, as attorney-in-fact
to vote, by itself or any other person to be designated at its discretion, on all matters of the applicable consolidated affiliated Chinese entities. Each such power of attorney will remain effective as long as the applicable consolidated affiliated Chinese entity exists, and such shareholders of the applicable consolidated affiliated Chinese entities are not entitled to terminate or amend the terms of the power of attorneys without prior written consent from us.
As of the date of this annual report, each of the shareholders of Qunar Beijing, Hui Cao and Hui Wang, also signed an irrevocable power of attorney authorizing an appointee, to exercise, in a manner approved by Qunar, on such shareholder’s behalf the full shareholder rights pursuant to applicable laws and Qunar Beijing’s articles of association, including without limitation full voting rights and the right to sell or transfer any or all of such shareholder’s equity interest in Qunar Beijing. Each such power of attorney is effective until such time as such relevant shareholder ceases to hold any equity interest in Qunar Beijing. The terms of the power of attorney with respect to Qunar Beijing are otherwise substantially similar to the terms described in the foregoing paragraph.

Technical Consulting and Services Agreements:
Ctrip Travel Information and Ctrip Travel Network, each a wholly owned PRC subsidiary of the Company, provide the Company’s consolidated affiliated Chinese entities, except for Qunar Beijing, with technical consulting and related services and staff training and information services on an exclusive basis. The Company also maintain its network platforms. In consideration for the Company’s services, the Company’s consolidated affiliated Chinese entities agree to pay the Company service fees as calculated in such manner as determined by the Company from time to time based on the nature of service, which may be adjusted periodically. Although the service fees are typically determined based on the number of transportation tickets sold, given the fact that the nominee shareholders of such consolidated affiliated Chinese entities have irrevocably appointed a designated person to vote on their behalf on all matters they are entitled to vote on, the Company has the right to determine the level of service fees paid and therefore receive substantially all of the economic benefits of the Company’s consolidated affiliated Chinese entities in the form of service fees. Ctrip Travel Information or Ctrip Travel Network, as appropriate, will exclusively own any intellectual property rights arising from the performance of this agreement. The initial term of these agreements is 10 years and may be renewed automatically in
10-year
terms unless the Company disapprove the extension. The Company retains the exclusive right to terminate the agreements at any time by delivering a
30-day
advance written notice to the applicable consolidated affiliate Chinese entity.
As of the date of this annual report, pursuant to the restated exclusive technical consulting and services agreement between Qunar Beijing and Qunar Software, Qunar Software provides Qunar Beijing with technical, marketing and management consulting services on an exclusive basis in exchange for service fee paid by Qunar Beijing based on a set formula defined in the agreement subject to adjustment by Qunar Software at its sole discretion. This agreement will remain in effect until terminated unilaterally by Qunar Software or mutually. The terms of this agreement are otherwise substantially similar to the terms described in the foregoing paragraph.
Share Pledge Agreements:
The shareholders of the Company’s consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang, have pledged their respective equity interests in the applicable consolidated affiliated Chinese entities as a guarantee for the performance of all the obligations under the other contractual arrangements, including payment by such consolidated affiliated Chinese entities of the technical and consulting services fees to us under the technical consulting and services agreements, repayment of the business loan under the loan agreements and performance of obligations under the exclusive option agreements, each agreement as described herein. This agreement shall be valid and binding on the parties, their heirs, successors and permitted assignees. In the event any of such consolidated affiliated Chinese entity breaches any of its obligations or any shareholder of such consolidated affiliated Chinese entities breaches his or her obligations, as the case may be, under these agreements, the Company is entitled to enforce the equity pledge right and sell or otherwise dispose of the pledged equity interests, and have priority in receiving payment from proceeds from the auction or sale of all or part of the pledge until the obligations are settled. The pledge shall be established upon registration with the local branch of the PRC State Administration for Market Regulation (“SAMR”), which has been completed, and will expire two years after the pledgor and the applicable consolidated affiliated Chinese entities no longer undertake any obligations under the above-referenced agreements.
As of the date of this annual report, pursuant to the equity interest pledge agreement among Qunar Software, Hui Cao and Hui Wang, Hui Cao and Hui Wang have pledged their equity interests in Qunar Beijing along with all rights, titles and interests to Qunar Software as guarantee for the performance of all obligations under the relevant contractual arrangements mentioned herein. After the pledge is registered with the relevant local branch of SAMR, Qunar Software may enforce this pledge upon the occurrence of a settlement event or as required by the PRC law. The pledge, along with this agreement, will be effective upon registration with the local branch of the SAMR, and will expire when all obligations under the relevant contractual arrangements have been satisfied or when each of Hui Cao and Hui Wang completes a transfer of equity interest and ceases to hold any equity interest in Qunar Beijing. In enforcing the pledge, Qunar Software is entitled to dispose of the pledge and have priority in receiving payment from proceeds from the auction or sale of all or part of the pledge until the obligations are settled. The terms of this agreement are otherwise substantially similar to the terms described in the foregoing paragraph.
Loan Agreements:
Under the loan agreements the Company entered into with the shareholders of the Company’s consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang, the Company extended long-term business loans to these shareholders of the Company’s consolidated affiliated Chinese entities with the sole purpose of providing funds necessary for the capitalization or acquisition of such consolidated affiliated Chinese entities. These business loan amounts were injected into the applicable consolidated affiliated Chinese entities as capital and cannot be accessed for any personal uses. The initial term of the loan agreements i
s 10 years and may be renewed automatically in
10-
year
terms unless the Company disapprove the extension by written notice in advance. The loan agreements shall remain effective until the parties have fully performed their respective obligations under the agreement, and the shareholders of such consolidated affiliated Chinese entities have no right to unilaterally terminate these agreements or repay the loan in advance. The loan agreements shall be valid and binding on the parties, their successors and permitted assignees. In the event that the PRC government lifts its substantial restrictions on foreign ownership of the travel agency, or value-added telecommunications business in China, as applicable, the Company will exercise its exclusive option to purchase all of the outstanding equity interests of the Company’s consolidated affiliated Chinese entities, as described in the following paragraph, and the loan agreements will be canceled in connection with such purchase. However, it is uncertain when, if at all, the PRC government will lift any or all of these restrictions.

As of the date of this annual report, pursuant to the loan agreement among Qunar Software, Hui Cao and Hui Wang, the loans extended by Qunar Software to each of Hui Cao and Hui Wang are only repayable by a transfer of such borrower’s equity interest in Qunar Beijing to Qunar Software or its designated party, in proportion to the amount of the loan to be repaid. This loan agreement will continue in effect indefinitely until such time when (i) the borrowers receive a repayment notice from Qunar Software and fully repay the loans, or (ii) an event of default (as defined therein) occurs unless Qunar Software sends a notice indicating otherwise within 15 calendar days after it is aware of such event. The loan agreements shall be valid and binding on the parties, their successors and permitted assignees. The terms of this loan agreement is substantially similar to the terms described in the foregoing paragraphs
.
Exclusive Option Agreements:
As consideration for the Company’s entering into the loan agreements described above, each of the shareholders of the Company’s consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang, has granted us an exclusive, irrevocable option to purchase, or designate one or more person(s) at the Company’s discretion to purchase, all of its equity interests in the applicable consolidated affiliated Chinese entities at any time the Company desires, subject to compliance with the applicable PRC laws and regulations. The Company may exercise the option by issuing a written notice to the shareholder of relevant consolidated affiliated Chinese entity. Subject to the evaluation requirements or other restrictions imposed by applicable PRC laws and regulations, the purchase price shall be equal to the contribution actually made by the shareholder for the relevant equity interest. Therefore, if the Company exercises these options, the Company may choose to cancel the outstanding loans the Company extended to the shareholders of such consolidated affiliated Chinese entities pursuant to the loan agreements as the loans were used solely for equity contribution purposes. The initial term of these agreements is 10 years and may be renewed automatically in
10-year
terms unless the Company disapproves the extension. This agreement shall be valid and binding on the parties, their heirs, successors and permitted assignees. The Company retains the exclusive right to terminate the agreements at any time by delivering a written notice to the shareholder of applicable consolidated affiliate Chinese entity.
Hui Cao and Hui Wang also entered into an equity option agreement with Qunar, Qunar Software and Qunar Beijing. This equity option agreement contains arrangements that are similar to that as described in the foregoing paragraph. This agreement will remain effective with respect to each of Qunar Beijing’s shareholders until all of the equity interest has been transferred or Qunar and Qunar Software terminates the agreement unilaterally with 30 days’ prior written notice. This agreement shall be valid and binding on the parties, their successors and permitted assignees.
The Company’s consolidated affiliated Chinese entities and their shareholders agree not to enter into any transaction that would affect the assets, obligations, rights or operations of the Company’s consolidated affiliated Chinese entities without the Company’s prior written consent. They also agree to accept the Company’s guidance with respect to day-to-day
operations, financial management systems and the appointment and dismissal of key employees.
Risks in relation to contractual arrangements between the Company’s PRC subsidiaries and its affiliated Chinese entities:
The Company has been advised by Commerce & Finance Law Offices, its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs are in compliance with current PRC laws and legally enforceable. However, there may be in the event that the affiliated Chinese entities and their respective shareholders fail to perform their contractual obligations, the Company may have to rely on the PRC legal system to enforce its rights. The PRC legal system is based on written statutes. Prior court decisions may be cited for reference but have limited precedential value. Since 1979, PRC legislation and regulations have significantly enhanced the foreign investments in China. However, since the PRC legal system is still evolving, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit remedies available to us. In addition, any litigation in China may be protracted and result in substantial costs and diversion of resources and management attention. Due to the uncertainties with respect to the PRC legal system, the PRC government authorities may ultimately take a view contrary to the opinion of its PRC legal counsel with respect to the enforceability of the contractual arrangements.

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020. The new Foreign Investment Law of the PRC repealed simultaneously the Wholly Foreign-owned Enterprise Law of the PRC, Sino-foreign Equity Joint Venture Law of the PRC and Sino-foreign Cooperative Joint Ventures Law of the PRC. Therefore, the general regulations for companies’ set up and operation in the PRC including the foreign-invested companies shall comply with the Company Law of the PRC unless provided in the PRC Foreign Investment Laws. In December 2019, the Implementing Regulation of the Foreign Investment Law has been promulgated by the State Council which has come into force as of January 1, 2020. The Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law is new, there are substantial uncertainties exist with respect to its implementation and interpretation and it is also possible that the VIE entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to the Company’s operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect the Company’s business, financial condition and results of operations.
Summary financial information of the Company’s VIEs in the consolidated financial statements
Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves of the VIEs amounting to a total of RMB2.0 billion as of December 31, 2021. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.
Summary of selected financial information of the VIEs, which represents aggregated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements, is as follows (RMB in millions):

	As of December 31,
	2020	2021
Selected Balance Sheets Data of VIEs
Cash and cash equivalents	7,011	7,084
Short-term investments	2,529	1,612
Accounts receivable	2,728	2,480
Prepayments and other current assets	3,474	2,208
Investments (non-current)	5,924	3,980
Total assets	32,084	28,122
Less: Inter-company receivables (Note i)	(8,690)	(8,810)
Total assets excluding inter-company receivables	23,394	19,312
Short-term debt and current portion of long-term debt	3,737	5,310
Accounts payable	1,753	1,944
Advances from customers	1,723	1,892
Other payables and accruals	1,944	2,473
Total liabilities	28,560	25,045
Less: Inter-company payables (Note ii)	(18,555)	(12,946)
Total liabilities excluding inter-company payables	10,005	12,099

Note i: The inter-company receivables as of December 31, 2020 and 2021 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury cash management purpose.
Note ii: The inter-company payables as of December 31, 2020 and 2021 mainly represented payables of VIEs due to the Company’s wholly-owned subsidiaries for treasury cash management purpose.

The following table set forth the summary of results of operations of the VIEs and their subsidiaries of the Company (RMB in millions):

	For the year ended December 31,
	2019	2020	2021
Net revenues	9,572	6,513	6,035
Cost of revenues	3,627	2,471	2,557
Net income/(loss)	89	(254)	(119)

As aforementioned, the VIEs mainly conduct transportation ticketing, advertising and financial service businesses. Net revenues from VIEs accounted for around 30% of the Company’s net revenues for the year ended December 31, 2021.
The VIEs’ net income before the deduction of the inter-company service fee charges were RM
B1.7 billion
,
RMB1.5
billion and
RMB1.5
billion for the years ended December 31, 2019, 2020 and 2021, respectively.
The WFOEs are the sole and exclusive provider of technical consulting and related services and information services for the VIEs. Pursuant to the Exclusive Technical Consulting and Service Agreements, the VIEs pay service fees to the WFOEs based on the VIEs’ actual operating results. The WFOEs are entitled to receive substantially all of the net income and transfer a majority of the economic benefits in the form of service fees from the VIEs and VIEs’ subsidiaries to the WFOEs.
The amount of service fees paid by all the VIEs
to the WFO
Es
were RMB1.6 billion, RMB1.7 billion and RMB1.7 billion for the years ended December 31, 2019, 2020 and 2021, respectively.
The following tables set forth the summary of cash flow activities of the VIEs and their subsidiaries of the Company (RMB in millions):

	For the year ended December 31,
	2019	2020	2021
Net cash (used in)/provided by operating activities	(517)	(597)	1,271
Net cash provided by investing activities	58	349	618
Net cash provided by /(used in) financing activities	144	255	(1,566)

The amounts of cash flow activities of the Company’s consolidated VIEs for the year ended December 31, 2020 have been revised to reflect an adjustment with an increase of RMB349 million in the cash provided by investing activities, and an increase of RMB255 million in the cash provided by financing activities. The amounts of cash flow activities of the Company’s consolidated VIEs for the year ended December 31, 2019 have been revised to reflect an adjustment with an increase of RMB58 million in the cash provided by investing activities, and an increase of RMB144 million in the cash provided by financing activities. The revisions, in the opinion of management, are immaterial. The impact of the revisions was eliminated in consolidation. There is no impact on the previously reported consolidated financial position, results of operations or cash flows.
Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.
Foreign currencies
The Company’s reporting currency is RMB. The Company’s functional currency is US$. The Company’s operations are conducted through the subsidiaries and VIEs where the local currency is the functional currency and the financial statements of those subsidiaries are translated from their respective functional currencies into RMB.
Transactions denominated in currencies other than functional currencies are remeasured at the exchange rates quoted by the People’s Bank of China (the “PBOC”) and the Hong Kong Association of Banks (the “HKAB”), prevailing or averaged at the dates of the transaction for PRC and Hong Kong subsidiaries respectively. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of income/(loss) and comprehensive income/(loss). Monetary assets and liabilities denominated in foreign currencies are remeasured using the applicable exchange rates quoted by the PBOC and HKAB at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of income/(loss).
Assets and liabilities of the group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting periods. The exchange differences for the translation of group companies with non-RMB
functional currency into the RMB are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements. The foreign currency translation adjustments are not subject to tax.
Translations of amounts from RMB into US$ are unaudited and solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3726 on December 3
0
, 2021, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 3
0
, 2021, or at any other rate.
Cash and cash equivalents
Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of generally three months or less.

Restricted cash
Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Company’s restricted cash is substantially cash balance on deposit required by its business partners and commercial banks.
Short-term investments
Short-term investments represent i)
held-to-maturity
investments which are due in one year and stated at amortized cost; ii) the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year measured at fair value, and iii) foreign currency forward contracts measured at fair value which are short-term. Changes in the fair value are reflected in the consolidated statements of income/(loss) and comprehensive income/(loss).
Derivative Instruments
Derivative instruments are carried at fair value. The fair values of the derivative financial instruments generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date.
The Company’s derivative instruments primarily consisted of foreign currency forward contracts and interest rate swap contracts. The foreign currency forward contracts are used to economically hedge certain foreign denominated liabilities and reduce, to the extent practicable, the potential exposure to the changes that exchange rates might have on the Company’s earnings, cash flows and financial position. As the derivative instruments of foreign currency forward contracts do not qualify for hedge accounting treatment, changes in the fair value are reflected in Other income/(expense) of the consolidated statements of income/(loss) and comprehensive income/(loss).
The interest rate swap contracts are used to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. As derivative instruments of interest rate swap contracts are designated as cash flow hedges and the hedge is highly effective, all changes in the fair value of the derivative hedging instruments are recorded in other comprehensive income/(loss)(“OCI”) as unrealized securities holding losses.
As of December 31, 2020 and 2021, and for the years ended December 31, 2019, 2020 and 2021, the balance of the derivative instruments and the total amount of fair value changes are not material.
Installment credit and nonrecourse securitization debt
The Company provides installment credit solutions to users with the terms generally below one year. Such amounts are recorded at the outstanding principal amount less allowance for credit losses, and include accrued interest receivable and presented in receivable related to financial services in Note 3.
Since 2018, the Company entered into asset backed securitization arrangements with third-party financial institutions and set up a securitization vehicle as servicer to issue the revolving debt securities to third party investors. The debt securities are collateralized by the loans due from the users transferred to the securitization vehicle. The Company consolidated the servicer of the securitized debt since economic interests are retained in the form of subordinated interests and it acts as the servicer of securitization vehicle. Therefore, the proceeds from the issuance of debt securities are reported as securitization debt, and the transferred collateralized receivable remain on the Company’s financial statements. The securities are repaid when the collections of the underlying collateralized receivable occur and are reported in “short-term debt and current portion of long-term debt” (Note 12) or “long-term debt” (Note 17) according to the contractual maturities of the debt securities.
As of December 31, 2020 and 2021, out of the total
receivables
due from the users, the collateralized receivable for the debt securities were RM
B0.7 billion and RMB1.0 billion,
respectively, and the
non-collateralized
receivable
(receivables which have not been transferred to the securitization vehicle)
were RM
B1.9 billion and RMB2.9 billion, respectively.
As of December 31, 2020 and 2021, the balance of allowance for expected credit losses for the receivable related to financial services amounted to RMB112 million and RMB209 million, respectively. The Company recognized the interest income from the receivable related to financial services in Revenue – Others. The interest expenses in relation to the nonrecourse securitization debt were recognized in the cost of revenue. For the years ended December 31, 2019, 2020 and 2021, the interest incomes and the interest expenses were not material.
The gross amount of the loans provided to users is presented in the investing section of the cash flow statement unless the term of the receivables is three month or less, in which case it is presented on a net basis by deducting the repayment from the users.

Land use rights
Land
use
rights represent the prepayments for usage of the parcels of land where the office buildings are located, are recorded at cost, and are amortized over their respective lease periods (usually over 40 to 50 years).
Property, equipment and software
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Building	30-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3- 5 years
Furniture and fixtures	3-5 years
Software	3-5 years
The Company recognizes the disposal of Property, equipment and software in general and administrative expenses.
Investments
The Company’s investments include equity method investments, equity securities without readily determinable fair values, equity securities with readily determinable fair values, held to maturity debt securities, and available-for-sale
debt securities.
The Company applies equity method in accounting for its investments in entities in which the Company has the ability to exercise significant influence but does not have control and the investments are in either common stock or in-substance
common stock. Unrealized gains on transactions between the Company and an affiliated entity are eliminated to the extent of the Company’s interest in the affiliated entity, unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.
Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.
Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement.
On January 1 2021, the Company adopted Accounting Standards Update No. 2020-01, Investments— Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), which did not have a material impact on the consolidated financial statements. These amendments clarified that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. These amendments also clarified that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825.
Debt securities that the company has positive intent and ability to hold to maturity are classified as held to maturity debt securities and are stated at amortized cost.
The Company has classified its investments in debt securities, other than the held to maturity debt securities, as available-for-sale
securities.
Available-for-sale
debt securities are reported at estimated fair value (Note 7) with the aggregate unrealized gains and losses
, net of tax, reflected in “Accumulated other comprehensive loss” in the consolidated balance sheets. If the amortized cost basis of an available-for-sale
security exceeds its fair value and if the Company has the intention to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, an impairment is recognized in the consolidated statements of operations. If the Company does not have the intention to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis and the Company determines that the decline in fair value below the amortized cost basis of an available-for-sale
security is entirely or partially due to credit-related factors, the credit loss is measured and recognized as an allowance for credit losses along with the operating expense in the consolidated statements of operations. The allowance is measured as the amount by which the debt security’s amortized cost basis exceeds the Company’s best estimate of the present value of cash flows expected to be collected.

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.
Fair value measurement of financial instruments
Financial assets and liabilities of the Company primarily comprise of cash and cash equivalents, restricted cash, time deposits, financial products, derivative instruments, accounts receivable, due from related parties, available-for-sale
debt investments, equity securities, accounts payable, due to related parties, advances from end users, short-term bank borrowings, other short-term liabilities and long-term debts. As of December 31, 2020 and 2021, except for derivative instruments, long-term debt, equity securities and available-for-sale
debt investments, carrying values of these financial instruments approximated their fair values because of their generally short maturities. The Company reports derivative instruments, equity securities and available-for-sale
debt investments at fair value at each balance sheet date and changes in fair value are reflected in the statements of income and comprehensive income. The Company disclosed the fair value of its long-term debts based on Level 2 inputs in Note 17.
The Company measures its financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:
Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.
Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.
Business combination
U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the acquisition method. The Company applies ASC 805, “Business combinations”, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized in the consolidated statements of income/(loss) and comprehensive income/(loss).
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, growth rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined.
Acquisitions
During the periods presented, the Company
completed
several transactions to acquire controlling shares to enrich its products and to expand business. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based in part on independent appraisal reports as well as its experience with purchasing similar assets and liabilities in similar industries. Major assumptions used in determining the fair value of these acquired assets include revenue growth rate and weighted average cost of capital. The amount of excess of the purchase price over the fair value of the identifiable assets and liabilities acquired is recorded as goodwill. The major acquisitions during the periods presented are as follows:
In April 2020, the Company consummated the acquisition of 100% equity interest of an online travel agency with the total cash consideration of EUR100 million (RMB772 million). The net liability assumed based on their fair values was RMB304 million, including cash acquired with amount of RMB41 million. The newly identifiable intangible assets were RMB72 million which primarily consist of tradename and supplier relationship. The tradename is assessed to be indefinite-lived intangible assets. The fair values of the supplier relationship with amount of RMB28 million is amortized over 10 years on a straight-line basis. The deferred tax liability of RMB16 million as recognized in associated with the identifiable intangible assets. The goodwill recognized for the acquisition was RMB1.0 billion which primarily made up of the expected synergies from combining operations of the acquiree and the acquirer, which do not qualify for separate recognition.
In September 2020, the Company consummated the acquisition of 100% equity interest of an online payment agency with the total cash consideration of RMB 423 million. The net assets acquired based on their fair values was RMB61 million, including cash acquired with amount of RMB113 million. The newly identifiable intangible asset was RMB324 million which primarily consist of a payment business license which is amortized over fifteen years on a straight-line basis. The deferred tax liability of RMB81 million as recognized in associated with the identifiable intangible assets. The goodwill recognized for the acquisition was RMB119 million which is primarily attributable to the expected synergies from the online payment processing services that will complement the Company’s existing services offered through its online platforms.
In November 2019, the Company obtained control of an online travel agency company in which the Company previously had held 51% equity interest with substantive participating rights being held by the non-controlling
shareholder. The Company obtained control of the acquiree when the non-controlling
shareholder agreed to remove these substantive participating rights. The deemed consideration was the previous held 51% equity interest with the fair value of RMB259 million. The net assets assumed based on their fair values was RMB115 million, including cash acquired with amount of RMB11 million. The fair value of non-controlling
interest was measured as RMB249 million, taking into account a non-controlling
discount. The goodwill recognized for the acquisition was RMB393 million which is primarily reflects the expected synergies. The Company also recognized a gain from the re-measurement
of its previously held equity interest to the fair value with amount of RMB196 million and reported in other income/(expense) (Note 2).
Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated income statements for the years ended December 31, 2019, 2020 and 2021, either individually or in aggregate. Other immaterial acquisitions in 2019, 2020 and 2021 with total consideration of RMB17 million, nil and RMB1.8 million respectively resulted in goodwill increase of nil
,
 nil
and nil
respectively, and intangible assets increase of nil, nil and RMB0.5 million respectively.
Goodwill and other intangible assets
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs.
Goodwill is not amortized but is reviewed at least annually for impairment or earlier. The Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test, by taking into consideration of macroeconomics, overall financial performance, industry and market conditions and the share price of the Company. If determined to be necessary, the quantitative impairment test shall be used to identify goodwill impairment. Recoverability of goodwill is evaluated using a two-step
process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the fair value of a reporting unit exceeded the carrying value of the net assets assigned to a reporting unit, goodwill was considered not impaired and no further testing is required. If the carrying value of the net assets assigned to a reporting unit exceeded the fair value of a reporting unit, the second step of the impairment test was performed in order to determine the implied fair value of a reporting unit’s goodwill. Determining the implied fair value of goodwill required valuation of a reporting unit’s tangible and intangible assets and liabilities in a manner similar to the allocation of purchase price in a business combination. If the carrying value of a reporting unit’s goodwill exceeded its implied fair value, goodwill was deemed impaired and was written down to the extent of the difference. The Company estimated total fair value of the reporting unit using discounted cash flow analysis, and made assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit.
Starting in 2020, the Company adopted the FASB issued ASU
2017-04:
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. It is more likely that, by adopting simplified measurement which eliminates the Step 2 from goodwill impairment test, an entity with the triggering event for goodwill impairment will recognize more goodwill impairment than it would do under the old model.
The Company evaluates if goodwill impairment may be indicated on quarterly basis and performs the annual goodwill impairment assessment as of December 31. As of December 31, 2021, the Company qualitatively assessed relevant events and circumstances, including macroeconomics conditions, industry and market considerations, its overall financial performance as well as the share price, and concluded by weighing all these factors in their entirety that it was not more likely than not the fair value of the Company’s reporting unit was lower than its respective carrying value. There was no impairment of goodwill during the years ended December 31, 2019, 2020 and 2021.
Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of non-compete
agreements, customer list, supplier relationship, technology, business relationship and payment business license as of December 31, 2020 and 2021. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is three to fifteen years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life primarily include trademark and domain names. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment. The Company estimates total fair value of the reporting unit using discounted cash flow analysis, and makes assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit.
The Company reviews intangible assets with indefinite lives annually for impairment or earlier, if an indication of impairment exists.
No impairment on other intangible assets was recognized for the years ended December 31, 2019, 2020 and 2021, respectively.
Impairment of long-lived assets
Long-lived
assets (including intangible with definite lives) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Reviews are performed to determine whether the carrying value of an asset group is impaired, based on comparison to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the Company recognizes an impairment of long-lived assets to the extent the carrying amount of such assets exceeds the fair value.
Accrued liability for rewards program

The Company provides a discretionary (not provided for within end user contracts) loyalty points program to its end users. The points awarded can be redeemed for cash or used to purchase gifts on the Company’s website and mobile platforms.
The estimated incremental costs of the loyalty points program are recognized as sales and marketing expense, or as a reduction of the revenue, depending on whether it can be redeemed to gifts or redeemed for cash, and accrued for as a current liability. As members redeem awards or their entitlements expire, the accrued liability is reduced correspondingly. For the years ended December 31, 2019, 2020 and 2021, the incremental costs recognized for the rewards program were immaterial.
Deferred revenue
The Company offers a discretionary coupon program, through which the Company provides coupons to end users who book selected hotels online through website. The end users who use the coupons receive credits in their virtual cash accounts upon check-out
from the hotels and reviews for hotels submitted. The end users may redeem the amount of credits in their virtual cash account in cash or voucher for their future bookings on the Company’s website and mobile platforms. The Company accounts for the estimated cost of future usage of coupons as reduction of the revenue.
Revenue recognition
The Company recognizes the revenues in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under which, the Company’s revenues are substantially reported on a net basis as the travel supplier is primarily responsible for providing the underlying travel services and the Company does not control the service provided by the travel supplier to the traveler. Revenues are recognized at gross amounts for merchant business where the Company undertakes substantive inventory risks by pre-purchasing
inventories.
Revenue from accommodation reservation services, transportation ticketing services, packaged tours, and corporate travel are substantially recognized at a point of time when the performance obligations that are satisfied. Revenue from other businesses comprise primarily of online advertising services and financial services, which are recognized ratably over the time.
Accommodation reservation services
The Company receives commissions from travel suppliers for hotel room reservations through the Company’s transaction and service platform. Commissions from hotel reservation services rendered are recognized when the reservation becomes non-cancellable
which is the point considered when the Company completes its performance obligation in accommodation reservation services which include reservation and various post-booking services. Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets. The incentive commissions are considered as variable consideration and are estimated and recognized to the extent that the Company is entitled to such incentive commissions. The Company generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where end users have completed their stay. The Company presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Company, generally, does not control the service provided by the travel supplier to the traveler and has no obligations for cancelled hotel reservations. The amount of accommodation reservation services revenues
recognized at gross basis were immaterial during the years ended December 31, 2019, 2020 and 2021, respectively.
Transportation ticketing services
Transportation ticketing services revenues mainly represent revenues from tickets reservations and other related services. The Company receives commissions from travel suppliers for ticketing services through the Company’s transaction and service platform under various services agreements. Commissions from ticketing services rendered are recognized after tickets are issued as this is when the Company’s performance obligation is satisfied. The Company presents revenues from such transactions on a net basis in the statements of income as the Company, generally, does not control the service provided by the travel supplier to the traveler and has no obligations for cancelled airline ticket reservations. Loss due to obligations for cancelled ticket reservations is minimal in the past. The amount of transportation ticketing services revenues recognized at gross basis were immaterial during the years ended December 31, 2019, 2020 and 2021, respectively.
For year ended December 31, 2020, as a result of the
COVID-19
pandemic, the Company received a significant volume of the requests from its users for ticketing order cancellations and refunds due to the extended travel restrictions. For the orders of which the commissions were previously recognized in 2019, the Company reversed the commission revenue upon the cancellation in 2020. For the year ended December 31, 2020, the amount of the reversal of commission revenue previously recognized in 2019 is not material.
Packaged tours
The Company receives referral fees from travel product providers for packaged-tour products and services through the Company’s transaction and service platform. Referral fees are recognized on the departure date of the tours as this is when the Company’s performance obligation is satisfied. The Company presents revenues from such transactions on a net basis in the statements of income when the Company does not control the service provided by the travel supplier to the traveler and has no obligations for cancelled packaged-tour products reservations. The Company presents majority of its packaged-tour products and services revenues recognized on a net basis during the years ended December 31, 2019, 2020 and 2021, respectively.
Corporate travel
Corporate travel management revenues primarily include commissions from air ticket booking, hotel reservation and packaged-tour services rendered to corporate clients. The Company contracts with corporate clients based on service fee model. Travel reservations are made via on-line
and
off-line
services for air tickets, hotel and package-tour. Revenue is recognized on a net basis after the services are rendered and collections are reasonably assured.
Other businesses
Other businesses comprise primarily of online advertising services and financial services.
The Company receives advertising revenues, which principally represent the sale of banners or sponsorship on the website and mobile from customers. Advertising revenues are recognized ratably over the fixed term of the agreement as services are provided. The financial service revenues mainly represent the service fees from third party financial institutions for the Company’s platform services that are recognized ratably over the service period as well as the interest income from the receivables due from the users that are recognized over the credit period. For the years ended December 31, 2019, 2020 and 2021, there was no service in other businesses that had the revenue exceeding 10% of the total revenue of the Company.
Allowance for expected credit losses
On January 1, 2020, the Company adopted the accounting standards update on the measurement of credit losses, which requires the Company to estimate lifetime expected credit losses upon recognition of the financial assets. The Company adopted the accounting standards update using a modified retrospective approach. Upon adoption of the new standard on January 1, 2020, the Company recorded a net decrease to its retained earnings of RMB83 million, net of tax.
The Company’s accounts receivable, prepayments and other current assets (including the receivables of financial services), due from related parties, long-term deposits and prepayments and long-term receivables due from related parties are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of its customers and the related receivables and prepayments, which include size, type of the reservation services the Company provides or geographic location of the customer, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Company’s specific facts and circumstances.
Significant judgments and assumptions are required to estimate the allowance for expected credit losses on receivables from and prepayments to customers and such assumptions may change in future periods, particularly the assumptions related to the impact of the
COVID-19
pandemic on the business prospects and financial condition of customers and the Company’s ability to collect the receivable or recover the prepayment. For the year ended December 31, 2020, the Company facilitated and processed a significant volume of reservation cancellation requests from end users due to the
COVID-19
pandemic, causing a significant increase of the accounts receivables due from the customers (i.e. the travel suppliers) due to the fact that the Company paid the refunds to the end users on behalf of its customers and expected to be reimbursed by its customers. Given the business disruptions and financial challenges faced by the Company’s customers as driven by the
COVID-19
pandemic, the Company has further analyzed the credit risks of related customers considering recent credit losses, repayment patterns and business conditions. Such analysis was performed at the individual customer’s level or at a group of customers level, depending on the amount and extent of overdue as well as the risk characteristics of the different customers. As a result of such analysis, the company has increased its allowance for expected credit losses on both the receivables and prepayments balances. As of December 31, 2021, no additional impairment indicators were identified; however, it is possible that the Company may have to record additional significant provisions for expected credit losses in the future.
The following table summarized the details of the Company’s allowance for expected credit losses (RMB in millions):

	2019	2020	2021
Allowance at beginning of year	156	256	799
Cumulative effect of adoption of new accounting standard	—	83	—
Deconsolidation of subsidiaries	—	(27)	(1)
Provisions for credit losses	191	700	141
Write-offs	(91)	(213)	(124)

Allowance at end of year	256	799	815

Cost of revenues
Cost of revenues consists primarily of payroll compensation of customer service center personnel, credit card service fee, payments to travel suppliers, telecommunication expenses, direct cost of principal travel tour services, depreciation, rentals, direct cost of financial service and related expenses incurred by the Company’s transaction and service platform which are directly attributable to the rendering of the Company’s travel related services and other businesses.
Product development
Product development expenses include expenses incurred by the Company to develop the Company’s travel supplier networks as well as to maintain, monitor and manage the Company’s transaction and service platform. The Company recognizes website, software and mobile applications development costs in accordance with ASC
350-50
“Website development costs” and ASC
350-40
“Software — internal use software” respectively, which are not material. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and mobile applications or the development of software or mobile applications for internal use and websites content.
Sales and marketing
Sales and marketing expenses consist primarily of costs of payroll and related compensation for the Company’s sales and marketing personnel, advertising expenses, and other related marketing and promotion expenses. Advertising expenses, amounting to approximately RMB5.5 billion, RMB1.9 billion and RMB2.4 billion for the years ended December 31, 2019, 2020 and 2021 respectively, are charged to the statements of income as incurred.
Share-based compensation
The Company grants restricted share units (“RSUs”) and share options of the Company to
eligible employees. The Company accounts for share-based awards issued to employees in accordance with ASC Topic 718
Compensation – Stock Compensation
. Under ASC 718, the Company measures at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company applies the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on US Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life is based on historical exercise patterns. Expected dividend yield is determined in view of the Company’s historical dividend payout rate and future business plan. The Company estimates expected volatility at the date of grant based on historical volatilities. The fair values of RSUs are determined with reference to the fair value of the underlying shares. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.
According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.
According to ASC 718, the Company classifies certain options or similar instruments as liabilities if the entity can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets and such cash settlement is probable. The percentage of the fair value that is accrued as compensation cost at the end of each period shall equal the percentage of the requisite service that has been rendered at that date. Changes in fair value of the liability classified award that occur during the requisite service period shall be recognized as compensation cost over that period. Changes in fair value that occur after the end of the requisite service period are compensation cost of the period in which the changes occur. Any difference between the amount for which a liability award is settled and its fair value at the settlement date as estimated is an adjustment of compensation cost in the period of settlement.
Share incentive plans (share numbers ha
ve
 reflected the effect of Share Subdivision on March 18, 2021)
In October, 2007, the Company adopted a 2007 Share Incentive Plan (“2007 Incentive Plan”). As of December 31, 2020 and 2021, 17,067,456 and 15,290,480 options and 23,192 and 320 RSUs were outstanding under the 2007 Incentive Plan.
In June, 2017, the Company adopted a Global Share Incentive Plan (“Global Incentive Plan”). The Company granted 8,921,248 and 15,404,097 new share options and 550,888 and 255,004 new RSUs to employees with 4 year requisite service period for year ended December 31, 2020 and 2021, respectively. As of December 31, 2020 and 2021, 40,516,400 and 50,790,639 options and 911,320
,
 and 869,300 RSUs were outstanding under the Global Incentive Plan.
In December 2019
,
 the Company completed a
one-time
modification of share options (the “Modification”), pursuant to which eligible employees were able to exchange every
four share options previously granted under the 2007 Incentive Plan
or
the Global Incentive Plan for one new option
that
entitles
each
eligible grantee to purchase one ordinary share, provided that the eligible options
previously granted
(and subject to
exchange) each had an
exercise price exceeding US$40
 per ordinary share.

The exercise price of each new option is US$0.00125
 per ordinary share and the
vesting schedules remaining unchanged
.
As a result of the Modification
, 6,686,792
options were exchanged fo
r 1,672,208
new options. The incremental compensation cost of the Modification was immaterial.
As detailed in Note 2 “basis of presentation”, following the Share Subdivision that became effective on March 18, 2021, each ordinary share was subdivided in to eight ordinary shares and each ADS represents one ordinary share. Prior and subsequent to March 18, 2021, one ordinary share was issuable upon the vesting of one outstanding restricted share or the exercise of one outstanding share option, respectively. Therefore, following the Share Subdivision, each share option and restricted share is subdivided into eight share options and eight restricted shares,
and
the weighted average grant date fair value per restricted share and the weighted average exercise price per share option are
diluted by eight times.
The number of restricted shares and share options, the weighted average grant date fair value per restricted share and the weighted average exercise price per share option has been retrospectively adjusted for the Share Subdivision in the following tables. The Share Subdivision does not have any impact on the compensation cost of the Company.
The following table summarized the Company’s share option activity under all the option plans (in US$, except for shares):

	Number of Shares (Note i)	Weighted Average Exercise Price (Note i, ii)	Weighted Average Remaining Contractual Life (Years) (Note i)	Aggregate Intrinsic Value (in millions) (Note i)
Outstanding at December 31, 2018	53,672,064	24.77	5.62	366

Granted	13,520,720	19.87
Exercised	(5,883,328)	11.39
Forfeited	(1,925,976)	20.93
Modified	(6,686,792)	42.36
Converted from modification	1,672,208	0.00

Outstanding at December 31, 2019	54,368,896	22.21	5.63	679

Granted	8,921,248	15.87
Exercised	(3,495,960)	6.96
Forfeited	(2,210,328)	12.00

Outstanding at December 31, 2020	57,583,856	22.55	5.16	704

Granted	15,404,097	18.46
Exercised	(5,106,035)	9.32
Forfeited	(1,800,799)	7.9

Outstanding at December 31, 2021	66,081,119	23.02	5.42	398

Vested and expect to vest at December 31, 2021	63,410,097	23.13	5.38	376

Exercisable at December 31, 2021	32,693,344	25.89	4.52	123

Note i: The number of restricted shares and weighted average exercise price have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 (Note 2 and Note 20)
Note ii: The weighted average exercise price has been adjusted for the Modification in December 2019 (Note 2)

The Company’s current practice is to issue new shares to satisfy share option exercises
.
The
expected-to-vest
options are the result of applying the
pre-vesting
forfeiture rate assumptions of 8% to total unvested options.
The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$24.62 (US$24.62 per ADS) as of December 31, 2021 and the exercise price for in-the-money
options) that would have been received by the option holders if all in-the-money
options had been exercised on December 31, 2021.
The total intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 were US$162 million US$159 million and US$128 million, respectively.
The weighted average fair value of options granted after Share Subdivision during the years ended December 31, 2019, 2020 and 2021 was US$19.47, US$15.67 and US$19.94 per share, respectively.
As of December 31, 2021, there was US$436 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share options which are expected to be recognized over a weighted average period of 2.4 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. Total cash received from the exercise of share options amounted to RMB467 million, RMB159 million and RMB307 million for the years ended December 31, 2019, 2020 and 2021, respectively. The transfer agent was engaged by the Company to collect the exercise proceeds and remitted on a regular basis and these amounts were included in “prepayments and other current assets”.
The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2019	2020	2021
Risk-free interest rate	1.40%-2.44%	0.21%-1.32%	0.21%-1.18%
Expected life (years)	5	4 – 5	4 – 5
Expected dividend yield	0%	0%	0%
Volatility	42%-43%	40%-43%	39%-43%
Fair value of options at grant date per share	from US$11.37 to US$32.38	from US$8.12 to US$31.99	from US$8.61 to US$39.17
The following table summarizes the Company’s RSUs activities under all incentive plans (in US$, except for shares):

	Number of Shares (Note i)	Weighted average grant date fair value (US$) (Note i)
Restricted shares

Unvested at December 31, 2018	5,097,648	37.81

Granted	150,000	37.33
Vested	(954,672)	36.89
Forfeited	(284,208)	38.72

Unvested at December 31, 2019	4,008,768	37.94

Granted	550,888	28.49
Vested	(3,439,944)	37.53
Forfeited	(185,200)	38.42

Unvested at December 31, 2020	934,512	33.79

Granted	255,004	31.35
Vested	(215,484)	37.26
Forfeited	(104,412)	30.12

Unvested at December 31, 2021	869,620	32.65

Note i: The number of restricted shares and weighted average grant date fair value have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 (Note 2 and Note 20).
As of December 31, 2021, there was US$15
million
unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 1.5 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The Company determined the fair value of RSUs based on its stock price on the date of grant.
Leases
The Company applied ASC 842, Leases, on January 1, 2019 on a modified retrospective basis and has elected not to recast comparative periods. The Company determines if an arrangement is a lease at inception. Operating leases are primarily for office and operation space and are included in right-of-use
(“ROU”) assets, other payables and accruals and long-term lease liabilities on its consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease
components and have elected the practical expedient to combine and account for lease and non-lease
components as a single lease component.
Upon the adoption of the new lease standard, on January 1, 2019, the Company recognized operating lease assets of RMB1.0 billion and total operating lease liabilities of RMB980 million (including a current liability of RMB322 million) in the consolidated balance. There was no impact to retained earnings at adoption.
Taxation
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the balance sheet liability method. Under this method, deferred income taxes are recognized for the tax consequences of significant temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered unlikely that some portion of, or all of, the deferred tax assets will not be realized.
The Company applies ASC 740, “Income Taxes”. It clarifies the accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.
Other income/(expense)
Other income/(expense) consists of financial subsidies and investment income/(loss). Financial subsidies primarily relate to the non-recurring
grants by central and local governments of China. The Company recognizes the income when the grants are received and no further conditions need to be met. Components of other income/(expense) were as follows (RMB in millions):

	2019	2020	2021
Gain on deconsolidation of subsidiaries (Note 18)	161	1,091	—
Subsidy income	589	601	550
Settlement of provision and contingent liability balances related to an equity method investment (a)	603	—	—
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition (Note 2)	196	—	—
Foreign exchange (losses)/gains	(378)	(40)	1
Gain/(loss) on disposal of long-term investments (Note 7)	318	(602)	63
Fair value changes of equity securities investments and Exchangeable Senior Notes	2,334	(612)	(170)
Impairments of long-term investments	(205)	(905)	(96)
Others	12	194	25

Total	3,630	(273)	373

(a)
Skysea Holding International Ltd. (“Skysea”) used to be an equity investment of the Company. In 2017, based on the impairment assessment by considering the operating results, market condition and business updates, a provision of RM
B
536 million for the loan and receivable balance due from
Skysea was provided
and a liability of RMB367 million for the contingent payable was recorded which reflected the then best estimates of the liability to be assumed by the Company and offset by the proceeds from the net realisable value of Skysea in the event of winding down of its business. In 2019, Skysea completed its winding down of the business and the Company entered into the final settlement with Skysea. According to the final settlement, the Company collected the amount due from Skysea and settled the provision and contingent liability of RMB603 million as other income
,
 which includes RMB236 million
provi
sion
previously made for loan receivable and RMB367 million previously provided
for contingent payables.

Statutory reserves
The Company’s PRC subsidiaries and the VIEs are required to allocate at least 10% of their after-tax
profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve will cease if such reserve has reached to 50% of the registered capital of respective company. Appropriations to discretionary surplus reserve are at the discretion of the board of directors of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. There is no such regulation of providing statutory reserve in Hong Kong.
Dividends
Dividends are recognized when declared.
PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIEs, the VIEs cannot directly distribute dividends to the Company. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade. As the majority of the Company’s revenues are in RMB, any restrictions on currency exchange may limit the Company’s ability to use revenue generated in RMB to fund the Company’s business activities outside China or to make dividend payments in U.S. dollars. However, the Company believes the restrictions on currency exchange imposed by the PRC foreign exchange regulations and enforced by the PRC State Administration of Foreign Exchange (“SAFE
”)
do not constitute the “restrictions” under Rule
4-08(e)(3)
under Regulation
S-X,
because such restrictions in substance do not prohibit the Company’s subsidiaries or VIEs from transferring net assets to the Company in the combined forms of loans, advances and cash dividends without the consent of SAFE, provided that certain procedural formalities should be complied with. As of December 31, 2021, the restricted net assets of the Company’s PRC subsidiaries and VIEs not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and other restrictions were RM
B6.5 billion.
As a result of the aforementioned PRC regulation and the Company’s organizational structure, accumulated profits of the subsidiaries in PRC distributable in the form of dividends to the parent as of December 31, 2019, 2020 and 2021 were RMB21.9 billion, RMB25.8 billion and RMB28.4 billion, respectively. The Company’s PRC subsidiaries and VIEs are able to enter into royalty and trademark license agreements or certain other contractual arrangements at the sole discretion of the Company, for which the compensatory element of the arrangement is deducted from the accumulated profits.
Effective January 1, 2008, current EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax.
No dividends have been paid or declared by the Company during the years ended December 31, 2019, 2020 and 2021.

Earnings/(losses) per share
In accordance with
“Computation of Earnings Per Share”
, basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Vested but unexercised stock options with exercise prices that represent little or no consideration are included in the weighted average shares outstanding in the basic earnings per share calculation.
If the number of common shares outstanding increases as a result of a stock dividend or stock split or decreases as a result of a reverse stock split, the computations of basic and diluted EPS shall be adjusted retroactively for all periods presented to reflect that change in capital structure. If changes in common stock resulting from stock dividends, stock splits, or reverse stock splits occur after the close of the period but before the financial statements are issued or are available to be issued, the per-share
computations for those and any prior-period financial statements presented shall be based on the new number of shares.
On March 18, 2021, the Company effected a share split by
one-to-eight
subdivision of shares (“Share Subdivision”) and a change in the ADS ratio proportionate to the Share Subdivision from eight (8)
ADSs representing one (1) ordinary share to one (1) ADS representing one (1)
 ordinary share. The basic and diluted EPS are adjusted retroactively for all periods presented to reflect these changes.
Treasury stock
The share-repurchase programs do not require the Company to acquire a specific number of shares and may be suspended or discontinued at any time.
Segment reporting
The Company operates and manages its business as a single segment. Resources are allocated and performance is assessed by the CEO, who is determined to be the Chief Operating Decision Maker (CODM). Since the Company operates in one reportable segment, all financial and product information required can be found in the consolidated financial statements.
The Company primarily generates its revenues from the Greater China Area, for geographic information, please refer to Note 21.
Recent Accounting Pronouncements
In January 2020, the FASB issued Accounting Standards Update
No. 2020-01,
Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments clarified that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarified that for the purpose of applying paragraph
815-10-15-141(a)
an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph
815-10-15-141
to determine the accounting for those forward contracts and purchased options. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company adopted this update in the first quarter of 2021 and the adoption did not have a material impact to the Company’s Consolidated Financial Statements.
In March 2020, the FASB issued ASU
2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional expedients and exceptions for applying U.S. GAAP on contract modifications and hedge accounting to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform, if certain criteria are met. These optional expedients and exceptions provided in ASU
2020-04
are effective for the Company as of March 12, 2020 through December 31, 2022. The Company is currently evaluating the impact.
In August 2020, the FASB issued a new accounting update relating to convertible instruments and contracts in an entity’s own equity. For convertible instruments, the accounting update reduces the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP. The accounting update amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The accounting update also simplifies the diluted earnings per share calculation in certain areas. For public business entities, the update is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. Entities are allowed to apply this update on either a full or modified retrospective basis. The Company is in the process of evaluating the impact of the Update on its consolidated financial statements.
In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.
In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for us are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.
Certain risks and concentration
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepayments and other current assets. As of December 31, 2019, 2020 and 2021, substantially all of the Company’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality based on their credit ratings. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC.
No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2019, 2020 and 2021. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2020 and 2021.
Impact of
COVID-19
The Company’s businesses, results of operation, financial positions and cash flows are materially and adversely affected by the
COVID-19
pandemic, including but not limited to the material adverse impact on the Company’s revenues and operation results as result of the travel restrictions as well as significant incremental costs and expenses incurred when facilitating the end users in their cancellations and refund requests. The impacts of
COVID-19
may also include slower collection of receivables and additional credit losses and significant downward adjustments or impairment to the Company’s long-term investments and goodwill if the impacts become other than temporary.
Because the significant uncertainties surrounding the
COVID-19
on the Company’s business is still evolving, the extent of the business disruption, including the duration and the related financial impact on subsequent periods cannot be reasonably estimated at this time.